                         ADVISORDESIGNS VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                 ISSUED BY:                      MAILING ADDRESS:
          SECURITY BENEFIT LIFE              SECURITY BENEFIT LIFE
            INSURANCE COMPANY                  INSURANCE COMPANY
          700 SW HARRISON STREET             P.O. BOX 750497
          TOPEKA, KANSAS 66636-0001          TOPEKA, KANSAS 66675-0497
          1-800-888-2461
--------------------------------------------------------------------------------

   This Prospectus  describes the AdvisorDesigns  Variable  Annuity--a  flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security Benefit Life Insurance Company  ("Security  Benefit").  The Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of Security  Benefit  called the SBL Variable
Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the
"Underlying Fund"). The Subaccounts currently available under the Contract are:

o  AIM Capital Appreciation                      o  Rydex Biotechnology
o  Federated High Income Bond II                 o  Rydex Consumer Products
o  Federated U.S. Government Securities II       o  Rydex Electronics
o  Fidelity VIP II Contrafund                    o  Rydex Energy
o  Fidelity VIP II Index 500                     o  Rydex Energy Services
o  Fidelity VIP II Investment-Grade Bond         o  Rydex Financial Services
o  Fidelity VIP III Growth Opportunities         o  Rydex Health Care
o  Franklin Small Cap Class 2                    o  Rydex Internet
o  Neuberger Berman Guardian Trust               o  Rydex Leisure
o  Neuberger Berman Partners                     o  Rydex Precious Metals
o  Rydex Money Market                            o  Rydex Retailing
o  OppenheimerFunds Global                       o  Rydex Technology
o  Rydex Arktos                                  o  Rydex Telecommunications
o  Rydex Nova                                    o  Rydex Transportation
o  Rydex OTC                                     o  Rydex Utilities
o  Rydex Ursa                                    o  Strong Opportunity
o  Rydex Large Cap Europe                        o  Templeton Developing Markets
o  Rydex Large Cap Japan                            Class 2
o  Rydex Banking                                 o  Templeton International
o  Rydex Basic Materials                            Class 2

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options," page 24.

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional Information," dated April 2, 2001, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at 700
Harrison Street, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional  Information  is set forth on page 35 of this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: APRIL 2, 2001, AS SUPPLEMENTED DECEMBER 28, 2001

--------------------------------------------------------------------------------
       The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS..    11

     Option 2--Life Income with Guaranteed

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of periodic income  payments made by Security  Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT VALUE -- The total value of your Contract as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

   HOME OFFICE -- The Annuity  Administration  Department  of Security  Benefit,
P.O. Box 750497, Topeka, Kansas 66675-0497.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE PAYMENT -- An amount paid to Security  Benefit as consideration  for the Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT  -- A division of the Separate  Account of Security  Benefit which invests in a  corresponding  Underlying  Fund.  Currently,  38  Subaccounts  are
available under the Contract.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If an Extra Credit Rider is in effect,  Contract  Value will also be reduced by any
Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional Information, and the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into 38 accounts, each referred to as a Subaccount. See "Separate Account," page
11. Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective or objectives. The Subaccounts are as follows:

o  AIM Capital Appreciation                      o  Rydex Biotechnology
o  Federated High Income Bond II                 o  Rydex Consumer Products
o  Federated U.S. Government Securities II       o  Rydex Electronics
o  Fidelity VIP II Contrafund                    o  Rydex Energy
o  Fidelity VIP II Index 500                     o  Rydex Energy Services
o  Fidelity VIP II Investment-Grade Bond         o  Rydex Financial Services
o  Fidelity VIP III Growth Opportunities         o  Rydex Health Care
o  Franklin Small Cap Class 2                    o  Rydex Internet
o  Neuberger Berman Guardian Trust               o  Rydex Leisure
o  Neuberger Berman Partners                     o  Rydex Precious Metals
o  Rydex Money Market                            o  Rydex Retailing
o  OppenheimerFunds Global                       o  Rydex Technology
o  Rydex Arktos                                  o  Rydex Telecommunications
o  Rydex Nova                                    o  Rydex Transportation
o  Rydex OTC                                     o  Rydex Utilities
o  Rydex Ursa                                    o  Strong Opportunity
o  Rydex Large Cap Europe                        o  Templeton Developing Markets
o  Rydex Large Cap Japan                            Class 2
o  Rydex Banking                                 o  Templeton International
o  Rydex Basic Materials                            Class 2

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments," page 13.

CONTRACT  BENEFITS -- You may  transfer  Contract  Value among the  Subaccounts, subject to certain restrictions as described in "The Contract," page 12.

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value. See "Full and Partial  Withdrawals,"  page 15 and "Federal  Tax  Matters,"  page 27 for more  information  about  withdrawals, including  the 10%  penalty  tax  that may be  imposed  upon  full  and  partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 17 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 23.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security  Benefit  will refund to you as of the  Valuation  Date on which we receive your  Contract any Contract  Value,  plus any charges  deducted from such Contract  Value,  less the Contract Value  attributable  to any Credit
Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free-Look  Period,  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT  DEFERRED SALES CHARGE. If you withdraw  Contract Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated according to the following schedule:

                     --------------------------------------
                     PURCHASE PAYMENT AGE        WITHDRAWAL
                          (IN YEARS)               CHARGE
                     --------------------------------------
                               1                     7%
                               2                     7%
                               3                     6%
                               4                     5%
                               5                     4%
                               6                     3%
                               7                     2%
                          8 and over                 0%
                     --------------------------------------

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  payments  under options that provide for payments for life, or a period of at least 7 years. See "Contingent Deferred Sales Charge," page 18.

   MORTALITY  AND EXPENSE RISK  CHARGE.  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.85%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

         --------------------------------------------------------------
                                                   ANNUAL MORTALITY AND
         CONTRACT VALUE                            EXPENSE RISK CHARGE
         --------------------------------------------------------------
         Less than $25,000 .....................          1.10%
         At least $25,000 but less than $100,000          0.95%
         $100,000 or more ......................          0.85%
         --------------------------------------------------------------

See "Mortality and Expense Risk Charge," page 18.

   OPTIONAL  RIDER  CHARGES.  Security  Benefit  deducts a monthly  charge  from
Contract  Value for certain  Riders  that may be elected by the Owner.  Security
Benefit makes each Rider  available  only at issue,  and you may not terminate a
Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders  with a total  charge  that  exceeds  2.00%  of  Contract  Value.
Currently,  it is not  possible to exceed this limit even if you  selected  each
Rider available;  however, Security Benefit may make additional Riders available in the future and you would only be  permitted  to select  Riders with a maximum combined cost of 2.00% of Contract Value.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

                        --------------------------------
                        INTEREST RATE       RIDER CHARGE
                        --------------------------------
                              3%               0.25%
                              5%               0.40%
                        --------------------------------

See "Guaranteed Minimum Income Benefit," page 20.

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any  purchase  payments  received by Security  Benefit  since the  applicable
   Contract Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for this Rider is 0.25%.  See "Annual Stepped Up Death Benefit," page
20.

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the  Guaranteed  Growth Death
Benefit.  The  Guaranteed  Growth  Death  Benefit is an amount equal to purchase payments,  net of any  premium  tax,  less an  adjustment  for any  withdrawals, increased  at an annual  effective  rate of 3%,  5%, 6% or 7%, as elected in the application. The charge for this Rider is as follows:

                        --------------------------------
                        INTEREST RATE       RIDER CHARGE
                        --------------------------------
                              3%               0.15%
                              5%               0.25%
                              6%               0.30%
                              7%               0.35%
                        --------------------------------

See "Guaranteed Growth Death Benefit," page 21.

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding payment are received by Security Benefit;  (3)
the Annual Stepped Up Death Benefit (as described  above); or (4) the Guaranteed
Growth Death  Benefit at 5% (as described  above).  The charge for this Rider is
0.30%.  See "Combined  Annual Stepped Up and Guaranteed  Growth Death  Benefit,"
page 21.

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. Security Benefit will add a Credit Enhancement equal to 3%,
4% or 5% of purchase payments, as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal, Security Benefit will recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and for any  subsequent  Contract  Year, to 10% of Contract
Value as of the first day of that Contract Year.

   Security  Benefit will deduct the charge for this Rider during the seven-year period  beginning  on the  Contract  Date and you may not  terminate  this Rider during  that  period.  The charge for this  Rider  varies  based upon the Credit
Enhancement rate selected as set forth below:

                 ---------------------------------------------
                 CREDIT ENHANCEMENT RATE          RIDER CHARGE
                 ---------------------------------------------
                            3%                        0.45%
                            4%                        0.60%
                            5%                        0.75%
                 ---------------------------------------------

See "Extra Credit," page 22.

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this  Rider.  The  charge  for this Rider is 0.05%.  See  "Waiver of  Withdrawal
Charge," page 22.

   ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes  available an  alternative withdrawal charge schedule as set forth below.

                     --------------------------------------
                     PURCHASE PAYMENT AGE        WITHDRAWAL
                          (IN YEARS)               CHARGE
                     --------------------------------------
                          1 and over                 0%
                     --------------------------------------

The charge for this Rider is 0.35%.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge," page 23.

   ADMINISTRATION CHARGE. Security Benefit deducts a daily administration charge equal to an annual  rate of each  Subaccount's  average  daily net  assets.  The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%.  See
"Administration Charge," page 19.

   ACCOUNT ADMINISTRATION CHARGE.  Security Benefit deducts an account charge of
$30.00 at each Contract  Anniversary.  Security Benefit will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted.
See "Account Administration Charge," page 19.

   PREMIUM  TAX  CHARGE.  Security  Benefit  assesses  a premium  tax  charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial  withdrawal if a premium tax was incurred by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to
3.5%. See "Premium Tax Charge," page 19.

   OTHER EXPENSES.  Security Benefit pays the operating expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for each Underlying Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 431-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly under the Contract.  The table  reflects  any  contractual  charges,  expenses of the  Separate  Account, optional Rider charges,  and charges and expenses of the Underlying  Funds.  The
table  does  not  reflect   premium   taxes  that  may  be  imposed  by  various
jurisdictions. See "Premium Tax Charge," page 19.

   For a complete  description of a Contract's costs and expenses,  see "Charges and  Deductions,"  page 18. For a more complete  description  of the  Underlying
Funds' costs and expenses, see each Underlying Fund's prospectus.

--------------------------------------------------------------------------------
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments .....................................   None
Contingent Deferred Sales Charge (as a percentage of
  amount withdrawn attributable to Purchase Payments) ...............   7%(1)
Transfer Fee (per transfer) .........................................   None
Annual Account Administration Charge ................................   $30(2)
--------------------------------------------------------------------------------
1.  The  amount  of the  contingent  deferred  sales  charge  is  determined  by reference  to how long your  purchase  payments  have  been  held  under the
    Contract.  A free withdrawal is available in each Contract Year equal to (1)
    10% of purchase payments,  excluding any Credit  Enhancements,  in the first
    Contract  Year,  and (2) 10% of Contract  Value as of the  beginning  of the
    Contract  Year in each  subsequent  Contract  Year.  See "Full  and  Partial
    Withdrawals,"  page 15 and  "Contingent  Deferred Sales Charge," page 18 for more information.

2.  A  pro  rata  account  administration  charge  is  deducted  (1)  upon  full withdrawal  of Contract  Value;  (2) upon the  Annuity  Start Date if one of
    Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge will be waived if your
    Contract Value is $50,000 or more upon the date it is to be deducted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge ............................   1.10%(1)
Annual Administration Charge ........................................   0.60%(2)
                                                                        ---
Total Separate Account Annual Expenses ..............................   1.70%
--------------------------------------------------------------------------------
1.  The  mortality  and expense  risk charge is reduced for larger  Contracts as follows:  Less than $25,000 - 1.10%; At least $25,000 but less than $100,000
    - 0.95%;  $100,000 or more - 0.85%.  The  mortality  and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

2.  The  administration  charge  differs by Subaccount  and ranges from 0.25% to
    0.60% on an annual  basis.  See  "Administration  Charge,"  page 19 for more information.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                       INTEREST        ANNUAL
                                                         RATE       RIDER CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum                                        3%            0.25%
Income Benefit Rider                                      5%            0.40%
--------------------------------------------------------------------------------
Annual Stepped Up                                         ---           0.25%
Death Benefit Rider
--------------------------------------------------------------------------------
                                                          3%            0.15%
Guaranteed Growth                                         5%            0.25%
Death Benefit Rider                                       6%            0.30%
                                                          7%            0.35%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider            5%            0.30%
and Guaranteed Growth Death Benefit Rider
--------------------------------------------------------------------------------
                                                          3%            0.45%
Extra Credit Rider                                        4%            0.60%
                                                          5%            0.75%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                         ---           0.05%
--------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                       ---           0.35%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
ANNUAL UNDERLYING FUND EXPENSES
(as a percentage of each Underlying Fund's average daily net assets)
------------------------------------------------------------------------------------------
                                                                                  TOTAL
                             ADVISORY    12B-1      SHAREHOLDER      OTHER         FUND
                               FEE        FEE       SERVICES FEE   EXPENSES      EXPENSES
AIM V.I. Capital
  Appreciation Fund ......   0.61%(1)     ---           ---          0.21%       0.82%
Federated High Income
  Bond Fund II ...........   0.60%        ---         0.25%(2)       0.16%       1.01%(3)
Federated Fund for U.S.
  Government Securities II   0.60%        ---         0.25%(4)       0.24%       1.09%(5)
Fidelity VIP Contrafund
  Portfolio Service
  Class II ...............   0.57%       0.25%          ---          0.10%       0.92%(6)
Fidelity VIP Index 500
  Portfolio Service
  Class II ...............   0.24%       0.25%          ---          0.27%       0.76%(7)
Fidelity VIP Investment
  Grade Bond Portfolio
  Service Class II .......   0.43%       0.25%          ---          1.07%       1.75%(8)
Fidelity VIP Growth
  Opportunities Portfolio
  Service Class II .......   0.58%       0.25%          ---          0.12%       0.95%(6)
Franklin Small Cap
  Fund Class 2 ...........   0.53%       0.25%(9)       ---          0.28%       1.06%(10)
Neuberger Berman Advisers
  Management Trust
  Guardian Portfolio .....   0.85%(11)    ---           ---          0.15%       1.00%(12)
Neuberger Berman Advisers
  Management Trust
  Partners Portfolio .....   0.82%(11)    ---           ---          0.10%       0.92%(12)
SBL Fund, Series D
  (Global) ...............   1.00%        ---           ---          0.21%       1.21%
Rydex Money Market .......   0.50%        ---           ---          0.64%       1.14%
Rydex Arktos .............   0.90%        ---           ---          1.00%(13)   1.90%
Rydex Nova ...............   0.75%        ---           ---          0.67%       1.42%
Rydex OTC ................   0.75%        ---           ---          0.71%       1.46%
Rydex Ursa ...............   0.90%        ---           ---          0.69%       1.59%
Rydex Large Cap Europe ...   0.90%        ---           ---          1.00%(13)   1.90%
Rydex Large Cap Japan ....   0.90%        ---           ---          1.00%(13)   1.90%
Rydex Banking ............   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Basic Materials ....   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Biotechnology ......   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Consumer Products ..   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Electronics ........   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Energy .............   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Energy Services ....   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Financial Services .   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Health Care ........   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Internet ...........   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Leisure ............   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Precious Metals ....   0.75%        ---           ---          1.29%       2.04%
Rydex Retailing ..........   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Technology .........   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Telecommunications .   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Transportation .....   0.85%        ---           ---          1.00%(13)   1.85%
Rydex Utilities ..........   0.85%        ---           ---          1.00%(13)   1.85%
Strong Opportunity Fund II   1.00%        ---           ---          0.10%       1.10%(14)
Templeton Developing
  Markets Securities
  Fund Class 2 ...........   1.25%       0.25%(9)       ---          0.31%       1.81%
Templeton International
  Securities Fund Class 2    0.67%       0.25%(9)       ---          0.20%       1.12%
------------------------------------------------------------------------------------------
 1  The Fund pays an advisory fee at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.

 2  The shareholder services provider waived a portion of the shareholder services fee for the Service  Shares.  The shareholder  services  provider can terminate this voluntary waiver at any time. The  shareholder  services fee paid by the Services  Shares (after the voluntary waiver) was 0.10% for the fiscal year ended December 31, 2000.

 3  Although not  contractually  obligated  to do so, the  shareholder  services  provider waived certain  amounts.  For the fiscal year ended December 31, 2000 the total waiver of fund  expenses was 0.15% and Total Actual  Annual Fund  Operating  Expenses  (after waivers) was 0.86%.

 4  The Fund did not pay or accrue the  shareholder  services  fee during the fiscal  year ended December 31, 2000.  The Fund has no present  intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001.

 5  Although not  contractually  obligated  to do so, the  shareholder  services  provider waived certain  amounts.  For the fiscal year ended December 31, 2000 the total waiver of fund  expenses was 0.25% and Total Actual  Annual Fund  Operating  Expenses  (after waivers) was 0.84%.

 6  Actual annual class  operating  expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses,  and/or because through  arrangements  with the  Fund's  custodian,  credits  realized  as a result of uninvested  cash  balances  were  used to  reduce a portion  of the  Fund's  custodian expenses. See the Fund prospectus for details.

 7  The Fund's manager has  voluntarily  agreed to reimburse the class's  expenses if they exceed a certain level.  Including this  reimbursement,  the annual operating expenses were 0.53%. This arrangement may be discontinued by the Fund's manager at any time.

 8  The Fund's manager has  voluntarily  agreed to reimburse the class's  expenses if they exceed a certain level.  Including this  reimbursement,  the annual operating expenses were 1.05%. This arrangement may be discontinued by the Fund's manager at any time.

 9  The Fund's Class 2  Distribution  Plan or "Rule 12b-1 Plan" is described in the Fund's prospectus.

10  Total annual Fund operating  expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to
    Shareholders  for the fiscal  year ended  December  31,  2000  because  they have been restated due to a new  management  agreement  effective  May 1, 2000.  The manager has agreed in advance to reduce its fee to reflect  reduced  services  resulting  from the
    Fund's  investment in a Franklin  Templeton  money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities  and Exchange  Commission.
    For the fiscal year ended  December 31, 2000,  the  management fee reduction was 0.04%
    and net annual Fund operating expenses were 1.02%.

11  The Series pays a management fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million,  0.475% of the next $250  million,  0.45% of the next $500 million, and 0.425% of the average daily net assets in excess of $1.5 billion.

12  Neuberger Berman Management, Inc. has voluntarily undertaken to reimburse the Fund for its  operating  expenses  which exceed,  in  aggregate,  1.00% per annum of the Fund's average daily net assets.  For the year ended December 31, 2000, no  reimbursement  to the Fund was required.

13  "Other Expenses" are estimates.

14  Strong has  voluntarily  agreed to waive the  management  fee and/or absorb the fund's other expense so that the total annual fund operating expenses are capped at 1.10%.
------------------------------------------------------------------------------------------

EXAMPLES -- The examples presented below assume the maximum separate account and optional  Rider charges of 3.70%.  The examples show the expenses that you would pay at the end of one,  three,  five or ten years  (except for the Rydex Arktos,
Rydex  Large Cap  Europe,  Rydex  Large Cap Japan,  Rydex  Banking,  Rydex Basic
Materials,  Rydex  Biotechnology,  Rydex Consumer  Products,  Rydex Electronics,
Rydex Energy,  Rydex Energy  Services,  Rydex Financial  Services,  Rydex Health
Care, Rydex Internet,  Rydex Leisure, Rydex Retailing,  Rydex Technology,  Rydex
Telecommunications,  Rydex Transportation and Rydex Utilities Subaccounts, which show  expenses  for  only  the one and  three  year  periods).  The  information presented  applies  if, at the end of those time  periods,  the  Contract is (1)
surrendered,  or (2) annuitized or otherwise not surrendered.  The examples show expenses  based upon an  allocation of $1,000 to each of the  Subaccounts  and a hypothetical  return of 5%. For those  Contracts  that do not elect the  maximum amount of Riders,  or with  Contract  Value in excess of $25,000,  the  expenses would be reduced.

   YOU SHOULD NOT CONSIDER THE EXAMPLES BELOW A REPRESENTATION OF PAST OR FUTURE
EXPENSES.  ACTUAL  EXPENSES  MAY BE GREATER OR LESSER THAN THOSE  SHOWN.  THE 5%
RETURN  ASSUMED IN THE EXAMPLES IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

   Example -- You would pay the expenses shown below assuming full withdrawal of the Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                1        3         5        10
                                              YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
AIM Capital Appreciation                      109       192       268       467
--------------------------------------------------------------------------------
Federated High Income Bond II                 111       198       276       482
--------------------------------------------------------------------------------
Federated U.S. Government Securities II       111       200       279       488
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund                    110       195       272       475
--------------------------------------------------------------------------------
Fidelity VIP II Index 500                     108       191       265       462
--------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond         118       217       307       537
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities         110       196       273       477
--------------------------------------------------------------------------------
Franklin Small Cap Class 2                    111       199       278       486
--------------------------------------------------------------------------------
Neuberger Berman Guardian Trust               111       197       275       481
--------------------------------------------------------------------------------
Neuberger Berman Partners                     110       195       272       475
--------------------------------------------------------------------------------
OppenheimerFunds Global                       113       203       284       497
--------------------------------------------------------------------------------
Rydex Money Market                            112       201       281       492
--------------------------------------------------------------------------------
Rydex Arktos                                  119       221       ---       ---
--------------------------------------------------------------------------------
Rydex Nova                                    115       209       293       513
--------------------------------------------------------------------------------
Rydex OTC                                     115       210       295       516
--------------------------------------------------------------------------------
Rydex Ursa                                    116       213       300       525
--------------------------------------------------------------------------------
Rydex Large Cap Europe                        119       221       ---       ---
--------------------------------------------------------------------------------
Rydex Large Cap Japan                         119       221       ---       ---
--------------------------------------------------------------------------------
Rydex Banking                                 118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Basic Materials                         118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Biotechnology                           118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Consumer Products                       118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Electronics                             118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Energy                                  118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Energy Services                         118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Financial Services                      118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Health Care                             118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Internet                                118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Leisure                                 118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Precious Metals                         120       225       319       559
--------------------------------------------------------------------------------
Rydex Retailing                               118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Technology                              118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Telecommunications                      118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Transportation                          118       220       ---       ---
--------------------------------------------------------------------------------
Rydex Utilities                               118       220       ---       ---
--------------------------------------------------------------------------------
Strong Opportunity                            112       200       280       489
--------------------------------------------------------------------------------
Templeton Developing Markets Class 2          118       219       309       541
--------------------------------------------------------------------------------
Templeton International Class 2               112       201       280       490
--------------------------------------------------------------------------------

   Example -- You would pay the expenses shown below assuming no withdrawals:

--------------------------------------------------------------------------------
                                                1        3         5        10
                                              YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
AIM Capital Appreciation                       46       138       231       467
--------------------------------------------------------------------------------
Federated High Income Bond II                  48       143       239       482
--------------------------------------------------------------------------------
Federated U.S. Government Securities II        48       146       243       488
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund                     47       141       235       475
--------------------------------------------------------------------------------
Fidelity VIP II Index 500                      45       136       228       462
--------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond          55       164       272       537
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities          47       142       237       477
--------------------------------------------------------------------------------
Franklin Small Cap Class 2                     48       145       242       486
--------------------------------------------------------------------------------
Neuberger Berman Guardian Trust                48       143       239       481
--------------------------------------------------------------------------------
Neuberger Berman Partners                      47       141       235       475
--------------------------------------------------------------------------------
OppenheimerFunds Global                        50       149       248       497
--------------------------------------------------------------------------------
Rydex Money Market                             49       147       245       492
--------------------------------------------------------------------------------
Rydex Arktos                                   56       168       ---       ---
--------------------------------------------------------------------------------
Rydex Nova                                     52       155       257       513
--------------------------------------------------------------------------------
Rydex OTC                                      52       156       259       516
--------------------------------------------------------------------------------
Rydex Ursa                                     53       159       265       525
--------------------------------------------------------------------------------
Rydex Large Cap Europe                         56       168       ---       ---
--------------------------------------------------------------------------------
Rydex Large Cap Japan                          56       168       ---       ---
--------------------------------------------------------------------------------
Rydex Banking                                  56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Basic Materials                          56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Biotechnology                            56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Consumer Products                        56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Electronics                              56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Energy                                   56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Energy Services                          56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Financial Services                       56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Health Care                              56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Internet                                 56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Leisure                                  56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Precious Metals                          58       172       284       557
--------------------------------------------------------------------------------
Rydex Retailing                                56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Technology                               56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Telecommunications                       56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Transportation                           56       167       ---       ---
--------------------------------------------------------------------------------
Rydex Utilities                                56       167       ---       ---
--------------------------------------------------------------------------------
Strong Opportunity                             49       146       243       489
--------------------------------------------------------------------------------
Templeton Developing Markets Class 2           55       165       274       541
--------------------------------------------------------------------------------
Templeton International Class 2                49       146       244       490
--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.

   Security  Benefit offers life insurance  policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2000,
Security Benefit had total assets of approximately  $8.3 billion.  Together with
its  subsidiaries,   Security  Benefit  has  total  funds  under  management  of approximately $10.3 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a  broker/dealer  with  the SEC and is a  wholly-owned  subsidiary  of  Security
Benefit  Group,  Inc.,  a financial  services  holding  company  wholly owned by
Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on June 26, 2000. The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contract  are general  corporate  obligations  of  Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate Account is currently  divided into 38 Subaccounts.  The Contract provides  that the  income,  gains and  losses,  whether  or not  realized,  are credited to, or charged against, the assets of each Subaccount without regard to the income,  gains or losses in the other  Subaccounts.  Each Subaccount invests exclusively in shares of a corresponding  Underlying Fund.  Security Benefit may in the future establish  additional  Subaccounts of the Separate Account,  which may  invest  in other  Underlying  Funds or in other  securities  or  investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

   Shares of the  Underlying  Funds  currently  are not publicly  traded  mutual funds.  They are  available  only as investment  options in variable  annuity or variable life insurance  policies issued by life insurance  companies or in some cases, through participation in certain qualified pension or retirement plans.

   Because  the  Underlying  Funds may  serve as  investment  vehicles  for both
variable  life  insurance   policies  and  variable  annuity  contracts  ("mixed
funding")  and  shares  of the  Underlying  Funds  also may be sold to  separate accounts of other insurance  companies  ("shared  funding"),  material conflicts could occur.  Security Benefit  currently does not foresee any  disadvantages to
Owners arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations,  it is possible that the interests of
Owners of various  contracts for which the Underlying  Funds serve as investment media  might  at some  time be in  conflict.  However,  Security  Benefit,  each
Underlying  Fund's Board of Directors,  and any other  insurance  companies that participate in the  Underlying  Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding.  If such a conflict were to occur,  Security  Benefit would take steps  necessary to protect Owners including  withdrawal of the Separate Account from  participation in the  Underlying  Fund(s)  involved  in the  conflict.  This  might  force the
Underlying Fund to sell securities at disadvantageous prices.

   A summary of the investment  objective of each of the Underlying Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will  achieve its  objective.  More  detailed  information  is  contained in the
prospectus  of  each  Underlying  Fund,  including   information  on  the  risks
associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus.

   Security  Benefit has entered into  agreements with the  underwriters  and/or advisers to the Underlying Funds.  Under these agreements,  Security Benefit has agreed  to  provide  certain  services  and to  provide  information  about  the
Underlying  Funds to  Owners  of the  Contract  who  invest  in the  funds.  For providing  these  services,  Security  Benefit  receives  compensation  from the underwriter  or adviser,  as  applicable  (a  "Shareholder  Service  Fee").  The compensation  varies based on the services  being  provided,  but  generally the
Shareholder  Service Fee is between  0.20% to 0.40% of the average net assets of the Contract  invested in the Underlying Fund. Some of the Underlying Funds have a Rule  12b-1  Plan  under  which the fund is  permitted  to make  payments  for shareholder services and/or distribution related activities provided by Security
Benefit and/or  Security  Distributors,  Inc., the underwriter for the Contract.
Receipt of 12b-1 fees will  generally not exceed 0.25% of the average net assets of the  Contract  invested in the  Underlying  Fund.  Security  Benefit does not expect to receive a  Shareholder  Service Fee and 12b-1 fees with respect to the same Underlying Fund.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible  purchase  payment  deferred  variable  annuity.  The  Contract is significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract  who  assumes the risk of  investment  gain or loss rather than
Security Benefit.  When you are ready to begin receiving  annuity payments,  the
Contract  provides several Annuity Options under which Security Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have allocated purchase payments.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRAs established by an employer under a simplified  employee pension plan, or a SIMPLE IRA plan,  under Section 408.  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program  is $50.  Security  Benefit  may  reduce the  minimum  purchase  payment requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

   Security  Benefit will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

   Security Benefit will credit  subsequent  purchase  payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the Subaccounts to which purchase payments will be allocated.  Purchase payments will be allocated according to your instructions contained in the application or more recent  instructions  received,  if any,  except  that no purchase  payment allocation is permitted  that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or
a  whole  percentage.   Available   allocation   alternatives   include  the  38
Subaccounts.

   You may change the purchase payment  allocation  instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions to Security Benefit.  You may make changes in your purchase payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation Option by telephone provided the Electronic Transfer section of the application  or the proper  form is  completed,  signed,  and filed at  Security
Benefit's  Home Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  in the manner  described in "Transfers of Contract
Value," page 14.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After Security Benefit has received a Dollar Cost Averaging Request in proper form at its Home Office,  Security  Benefit will transfer  Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. Security Benefit will effect each transfer on the date you specify or if no date is  specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Home Office of a Dollar Cost Averaging Request in proper form.
Transfers will be made until the total amount elected has been  transferred,  or until Contract Value in the  Subaccount  from which  transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 14.

   You may  instruct  Security  Benefit at any time to  terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter  if  transfers  were made on a  quarterly  basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging  Option at any time.  Security Benefit does not currently charge a fee for this option.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be received by Security  Benefit at its Home Office.  An Asset  Reallocation/Dollar
Cost Averaging  form is available  upon request.  On the form, you must indicate the applicable  Subaccounts,  the  applicable  time period and the percentage of
Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request,  Security Benefit will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter,  Security  Benefit will  transfer  Contract  Value to maintain  that allocation on each quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation  Request in proper  form.  The  amounts  transferred  will be  credited  at the price of the
Subaccount  as of the  end of the  Valuation  Date  on  which  the  transfer  is effected. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 14.

   You may instruct  Security  Benefit at any time to  terminate  this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation  Option at any time.  Security  Benefit does not currently charge a fee for this option.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to Security  Benefit's Home Office.  You may make transfers  (other than transfers  pursuant to the Dollar Cost Averaging and Asset Reallocation  Options) by telephone if the Electronic Transfer section of the  application or the proper form has been  completed,  signed and filed at
Security  Benefit's  Home Office.  The minimum  transfer  amount is $500, or the amount  remaining in a given  Subaccount.  The minimum  transfer amount does not apply to  transfers  under  the  Dollar  Cost  Averaging  or Asset  Reallocation
Options.

   Security Benefit effects  transfers  between  Subaccounts at their respective
Accumulation  Unit values as of the close of the  Valuation  Period during which the transfer request is received.

   Security  Benefit  generally  does not  limit  the  frequency  of  transfers, although  Security  Benefit  reserves  the  right at a future  date to limit the number of transfers to 14 in a Contract  Year.  Also,  certain of the Underlying
Funds have in place  limits on the number of  transfers  permitted in a Contract
Year,  which limits are more  restrictive  than 14 per Contract  Year.  Security
Benefit  reserves the right to limit the size and  frequency of transfers and to discontinue telephone transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each  Subaccount as of any  Valuation  Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to a  Subaccount  will be  invested  in  shares  of the corresponding  Underlying  Fund. The investment  performance of each  Subaccount will  reflect  increases  or  decreases  in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested in shares of the same Underlying Fund, unless Security
Benefit, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In  addition to  purchase  payments,  other  transactions  including  full or partial  withdrawals,  transfers,  and assessment of certain charges against the
Contract  affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection  with any such  transaction is determined by dividing the dollar amount of such transaction by the price of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
New York Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any,  that may be  assessed by Security  Benefit for taxes  attributable  to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under  the  Contract  of  0.85%,  and (5) the  administration  charge  under the
Contract.

   The minimum mortality and expense risk charge of 0.85% and the administration charge,  which ranges from 0.25% to 0.60%,  are factored  into the  Accumulation
Unit  value or "price"  of each  Subaccount  on each  Valuation  Date.  Security
Benefit  deducts any mortality and expense risk charge above the minimum  charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.
Each  Subaccount  declares a monthly  dividend and Security  Benefit deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon  reinvestment  of  the  Subaccount's  monthly  dividend.  Security  Benefit reserves the right to compute and deduct the Excess Charge from each  Subaccount on each Valuation  Date. See the Statement of Additional  Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the  Valuation  Period that a proper  written  request is received by
Security  Benefit at its Home Office.  A proper written request must include the written  consent  of any  effective  assignee  or  irrevocable  Beneficiary,  if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by Security Benefit at its Home Office, less any applicable  withdrawal charges, any pro rata  account  charge and any  uncollected  premium  taxes.  If an Extra
Credit  Rider is in  effect,  Contract  Value will also be reduced by any Credit
Enhancements  that have not yet vested.  See the discussion of vesting of Credit
Enhancements under "Extra Credit," page 22.

   Security  Benefit  requires  the  signature  of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by Security  Benefit of the amount  specified in the partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements that have not yet vested. See "Extra Credit," page 22. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal Value in the Contract less than $2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   Security  Benefit  will  deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts,  according to the Owner's  instructions  to
Security  Benefit.  If you do not specify the allocation,  Security Benefit will deduct the  withdrawal in the same  proportion  that Contract Value is allocated among the Subaccounts.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a  Contract  that may be  imposed by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge," page 18, and "Premium Tax Charge," page 19.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 26. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 27.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic withdrawals while the Owner is living and before the
Annuity  Start  Date by  sending a  properly  completed  Request  for  Scheduled
Systematic Payments form to Security Benefit at its Home Office. This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated to the  Subaccounts,  as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a
Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannually  or annually.  The
Owner may stop or modify  systematic  withdrawals  upon proper  written  request received by  Security  Benefit at its Home Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written  consent of any effective  assignee or irrevocable  Beneficiary,  if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra  Credit," page 22. Any systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

   Security Benefit will effect each systematic  withdrawal as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation,  Security  Benefit will deduct the systematic withdrawal in the same  proportion  that Contract  Value is allocated  among the
Subaccounts.

   Security Benefit may, at any time,  discontinue,  modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59 1/2.  See
"Federal Tax Matters," page 27.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event,  Security  Benefit  will then deem void the  returned  Contract  and will refund to you as of the  Valuation  Date on which we receive  your  Contract any
Contract Value allocated to the Subaccounts, plus any charges deducted from such
Contract Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free-Look  Period,  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  Security  Benefit will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options," page 24.

   The death benefit  proceeds will be the death benefit reduced by any pro rata account charge and any uncollected  premium tax. If the age of each Owner was 80 or younger on the  Contract  Date and an Owner dies prior to the  Annuity  Start
Date while this  Contract is in force,  the amount of the death  benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment  are  received  by Security  Benefit  (less any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions regarding payment are not received by Security Benefit at its Home Office  within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider. See the discussion of Annual Stepped Up Death Benefit Rider,
Guaranteed  Growth  Death  Benefit  Rider,  and Combined  Annual  Stepped Up and
Guaranteed  Growth Death Benefit  Rider.  Your death benefit  proceeds under the
Rider will be the death benefit  reduced by any pro rata account  charge and any uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  27  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with a Qualified  Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

   Security  Benefit  will waive the  withdrawal  charge on  withdrawals  to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount  is  equal in the  first  Contract  Year,  to 10% of  purchase  payments, excluding any Credit  Enhancements,  made during the year and for any subsequent
Contract  Year,  to 10% of Contract  Value as of the first day of that  Contract
Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated according to the following schedule:

                    ----------------------------------------
                    PURCHASE PAYMENT AGE          WITHDRAWAL
                         (IN YEARS)                 CHARGE
                    ----------------------------------------
                                1                     7%
                                2                     7%
                                3                     6%
                                4                     5%
                                5                     4%
                                6                     3%
                                7                     2%
                           8 and over                 0%
                    ----------------------------------------

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  payments  under options that provide for payments for life, or a period of at least 7 years.  Security Benefit will assess the withdrawal  charge against the  Subaccounts in the same  proportion as the withdrawal  proceeds are allocated.

   Security Benefit pays sales commissions to broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed  to  reimburse  Security  Benefit  for these  costs,  although it is expected that actual expenses will be greater than the amount of the charge.  To the extent that all sales  expenses  are not  recovered  from the  charge,  such expenses  may  be  recovered  from  other  charges,  including  amounts  derived indirectly  from the charge for mortality and expense risk.  Broker-dealers  may receive  aggregate  commissions  of up to 6.5% of aggregate  purchase  payments.
Security Benefit also may pay override payments,  expense  allowances,  bonuses,
wholesaler  fees  and  training  allowances.   Registered  representatives  earn
commissions  from the  broker-dealers  with which they are  affiliated  and such arrangements will vary. In addition,  registered representatives may be eligible under programs adopted by Security Benefit to receive non-cash compensation such as expense-paid  due diligence trips and educational  seminars.  No compensation will be  offered  to the  extent  it is  prohibited  by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY  AND  EXPENSE  RISK CHARGE --  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.85%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

      -------------------------------------------------------------------
                                                     ANNUAL MORTALITY AND
      CONTRACT VALUE                                 EXPENSE RISK CHARGE
      -------------------------------------------------------------------
      Less than $25,000 .............................       1.10%
      At least $25,000 but less than $100,000 .......       0.95%
      $100,000 or more ..............................       0.85%
      -------------------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality and expense risk charge is intended to compensate Security Benefit for certain  mortality and expense risks  Security  Benefit  assumes in offering and administering the Contract and in operating the Subaccounts.

   The  expense  risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

   Security  Benefit  may  ultimately  realize a profit  from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value,"
page 15, for more  information  about how Security Benefit deducts the mortality and expense risk charge.

ADMINISTRATION  CHARGE -- Security Benefit deducts a daily administration charge equal to an  annual  percentage  rate of each  Subaccount's  average  daily  net assets.  The  administration  charge varies by  Subaccount  and is 0.25% for the
OppenheimerFunds  Global Subaccount;  0.45% for the Money Market,  Rydex Arktos,
Rydex  Nova,  Rydex OTC,  Rydex Ursa,  Rydex  Large Cap Europe,  Rydex Large Cap
Japan, Rydex Banking, Rydex Basic Materials, Rydex Biotechnology, Rydex Consumer
Products,  Rydex  Electronics,   Rydex  Energy,  Rydex  Energy  Services,  Rydex
Financial  Services,  Rydex Health Care,  Rydex Internet,  Rydex Leisure,  Rydex
Precious Metals, Rydex Retailing,  Rydex Technology,  Rydex  Telecommunications,
Rydex  Transportation and Rydex Utilities  Subaccounts;  0.50% for the Federated
High  Income   Bond  II,   Fidelity   VIP  II   Contrafund,   Fidelity   VIP  II
Investment-Grade  Bond and  Fidelity VIP III Growth  Opportunities  Subaccounts;
0.55% for the Fidelity VIP II Index 500 and Strong Opportunity Subaccounts;  and
0.60% for the AIM Capital Appreciation, Federated U.S. Government Securities II,
Franklin Small Cap Class 2, Neuberger  Berman Guardian Trust,  Neuberger  Berman
Partners,  Templeton  Developing  Markets Class 2, and  Templeton  International
Class 2  Subaccounts.  The  purpose  of this  charge is to  compensate  Security
Benefit for the expenses  associated  with  administration  of the Contracts and operation of the Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration   charge  of  $30.00  from   Contract   Value  at  each  Contract
Anniversary.  Security  Benefit will waive the charge if your Contract  Value is
$50,000 or more on the date the charge is to be deducted.  Security Benefit will deduct a pro rata account administration charge (1) upon a full withdrawal;  (2)
upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen;  and (3) upon  payment of a death  benefit.  This charge is not deducted during the Annuity  Period if one of the Annuity  Options 1 through 4, 7 or 8 is chosen.  The  purpose of the charge is to  compensate  Security  Benefit for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection  with a  Contract.  Security  Benefit  deducts  this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. Security
Benefit may deduct  premium tax upon a full or partial  withdrawal  if a premium tax has been incurred and is not refundable. Security Benefit reserves the right to deduct  premium  taxes  when due or any time  thereafter.  Premium  tax rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that: (1) the charge for  mortality  and expense risks will not exceed an annual rate of 1.10% (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.60% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  Security  Benefit also guarantees that the charge for any Rider  will not  exceed  the  annual  rate in  effect  when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional Riders under the Contract.  Security  Benefit makes each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise stated.  Security Benefit deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The amount of the charge is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select  Riders  with a total  charge  that  exceeds  2.00%  of  Contract  Value.
Currently,  it is not  possible to exceed this limit even if you  selected  each
Rider available;  however, Security Benefit may make additional Riders available in the future and you would only be  permitted  to select  Riders with a maximum combined cost of 2.00% of Contract Value.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (Security
Benefit  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount.)

   In crediting interest, Security Benefit takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options,"  page 24. The Annuity  rates for this Rider are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and an interest  rate of 2 1/2%.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ------------------------------
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.25%
                              5%              0.40%
                         ------------------------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected  premium tax. If an
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by Security Benefit; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any  purchase  payments  received by Security  Benefit  since the  applicable
   Contract Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.25%. See the discussion under "Death Benefit,"
page 17.

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected  premium tax. If an
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by Security Benefit; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application.  (Security Benefit will credit a maximum rate of 4% for  amounts  allocated  to the Money  Market  Subaccount.)  In  crediting interest,  Security  Benefit takes into account the timing of when each purchase payment and withdrawal  occurred.  Security  Benefit accrues such interest until the  earliest  of: (1) the Annuity  Start  Date;  (2) the  Contract  Anniversary
following  the  oldest  Owner's  80th  birthday;  (3) the date due  proof of the
Owner's  death and  instructions  regarding  payment  are  received;  or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be Contract Value, as set forth in item 2 above.

   The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ------------------------------
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.25%
                              6%              0.30%
                              7%              0.35%
                         ------------------------------

See the discussion under "Death Benefit," page 17.

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint  Owner  prior to the  Annuity  Start  Date.  If an Owner dies prior to the
Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by Security Benefit;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.30%. See the discussion under "Death Benefit,"
page 17.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider only at issue. A Credit  Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to Contract Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal, Security Benefit will recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   Security  Benefit will recapture  Credit  Enhancements on withdrawals only to the extent  that total  withdrawals  in a Contract  Year,  including  systematic withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   The charge for this Rider will be  deducted  for a period of seven years from the Contract  Date.  The charge  varies based upon the Credit  Enhancement  rate selected as set forth below:

                 ---------------------------------------------
                 CREDIT ENHANCEMENT RATE          RIDER CHARGE
                 ---------------------------------------------
                           3%                        0.45%
                           4%                        0.60%
                           5%                        0.75%
                 ---------------------------------------------

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   Security Benefit may recapture Credit  Enhancements in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right," page 17. In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit all or part of any Credit  Enhancements  applied  during the 12 months  preceding such a withdrawal.  See "Waiver of Withdrawal  Charge," below.
Death benefit proceeds may exclude all or part of any Credit  Enhancements.  See
"Death  Benefit,"  page  17 and  the  discussions  of  the  Annual  Stepped  Up,
Guaranteed  Growth and Combined  Annual Stepped Up and  Guaranteed  Growth Death
Benefits, above.

   Security  Benefit expects to make a profit from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below.
The returns below  represent the amount that must be earned EACH year during the seven-year  period beginning on the Contract Date to break even on the Rider. If your  actual  returns  are greater  than this  amount,  you will profit from the purchase of the Rider.  If your actual returns are less, for example,  in a down market,  you will be worse off than if you had not purchased  the Rider.  Please note that the returns below are net of Contract and Underlying  Fund expenses so that  you  would  need to earn the  amount  in the  table  plus  the  amount  of applicable expenses to break even on the Rider.

                      -----------------------------------
                                         RATE OF RETURN
                      INTEREST RATE     (NET OF EXPENSES)
                      -----------------------------------
                           3%                 6.85%
                           4%                 7.45%
                           5%                 8.05%
                      -----------------------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined when Security  Benefit  receives the waiver  request and became so confined after the Contract Date.

   Security Benefit defines terminal illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   Security  Benefit  defines  disability  as follows:  (1) the Owner is unable,
because  of  physical  or  mental  impairment,   to  perform  the  material  and
substantial  duties of any  occupation for which the Owner is suited by means of education,  training or experience; (2) the impairment has been in existence for more than 180 days and began  before  the  Owner  attained  age 65 and after the
Contract  Date;  and (3) the  impairment  is  expected  to result in death or be long-standing and indefinite.

   Prior to making a  withdrawal  pursuant  to this  Rider,  you must  submit to
Security  Benefit a  properly  completed  claim  form and a written  physician's statement  acceptable to Security Benefit.  Security Benefit will also accept as proof of disability a certified Social Security finding of disability.

   Security Benefit reserves the right to have a physician of its choice examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule as set forth below.

                      -----------------------------------
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                           1 and over              0%
                      -----------------------------------

The charge for this Rider is 0.35%.  If you purchase this Rider,  the withdrawal charge  above  will  apply  in lieu of the  7-year  withdrawal  charge  schedule described  under  "Contingent  Deferred Sales Charge," page 18. If you have also purchased  an Extra  Credit  Rider,  you may  forfeit  all or part of any Credit
Enhancement in the event of a full or partial  withdrawal.  See "Extra  Credit,"
page 22.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the Annuity  Start Date.  See  "Selection  of an Option,"  page 25. If there are
Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity.  A combination  variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not.
The proceeds  under the Contract will be equal to your Contract  Value as of the
Annuity Start Date,  reduced by any applicable  premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity  Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS--

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  annuity payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of annuity  payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each Annuity  Payment is determined  by dividing  Contract
Value by the number of Annuity  Payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that Annuity  Payments  are  calculated  on the basis of Annuity  Units.  If the Annuitant  dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   Security Benefit calculates variable annuity payments under Options 1 through
4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each  Valuation  Date and was initially  $1.00.  The Annuity
Unit value of a Subaccount as of any subsequent  Valuation Date is determined by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   Security  Benefit  determines  the number of Annuity  Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed above, the Contract  specifies  annuity rates for Options 1 through 4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity  Start Date,  Security  Benefit  divides the initial  variable annuity  payment  by the  value  as of that  date of the  Annuity  Unit  for the applicable  Subaccount  to determine  the number of Annuity  Units to be used in calculating  subsequent  annuity  payments.  If variable  annuity  payments  are allocated  to more than one  Subaccount,  the  number of  Annuity  Units will be determined  by  dividing  the portion of the initial  variable  annuity  payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the
Subaccounts in the same  proportion as the Contract Value is allocated as of the
Annuity  Start  Date.  The number of  Annuity  Units will  remain  constant  for subsequent  annuity  payments,  unless the Owner  exchanges  Annuity Units among
Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under a  Qualified  Plan,  the period  elected for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant. New regulations imposed by the IRS in
January 2001 may  significantly  change  these rules,  generally by reducing the amount of the distribution required, beginning in 2002. These proposed rules may be used under some  circumstances  for  distributions  attributable  to the year
2001.

   For a Non-Qualified Plan, Security Benefit does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in Security Benefit's records.  While living, the Owner alone has the right to receive all  benefits and exercise all rights that the Contract grants or  Security  Benefit  allows.  The Owner may be an entity  that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 27.

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written  request on forms provided by Security  Benefit and received by  Security  Benefit  at its Home  Office.  The  change  will not be binding on
Security  Benefit  until it is received  and  recorded at its Home  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments made or other actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS  -- The  Contract  does not share in the surplus  earnings of Security
Benefit, and no dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts on the  Valuation  Date a proper  request is received at  Security  Benefit's  Home
Office.  However,  Security  Benefit can postpone the  calculation or payment of such a payment  or  transfer  of  amounts  from the  Subaccounts  to the  extent permitted  under  applicable  law, which is currently  permissible  only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 32.

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  or  paying  certain  tuition  expenses,  that may ONLY be met by the distribution.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT--

   GENERAL.  Security  Benefit  intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account,  the
Subaccounts  or to the  operations  of  Security  Benefit  with  respect  to the
Contracts or attributable to payments,  premiums, or acquisition costs under the
Contracts. Security Benefit will review the question of a charge to the Separate
Account,  the Subaccounts or the Contracts for Security  Benefit's federal taxes periodically.  Charges may become  necessary  if, among other  reasons,  the tax treatment of Security  Benefit or of income and expenses  under the Contracts is ultimately  determined to be other than what Security Benefit currently believes it to be, if there are  changes  made in the  federal  income tax  treatment  of variable  annuities at the insurance  company level,  or if there is a change in
Security Benefit's tax status.

   Under  current  laws,  Security  Benefit  may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the
Code prescribing  asset  diversification  requirements for investment  companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition,  Security  Benefit does not know what standards will be set forth,  if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security Benefit  therefore  reserves the right to modify the
Contract,  as it deems  appropriate,  to  attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate  Account.
Moreover, in the event that regulations or rulings are adopted,  there can be no assurance  that  the  Underlying  Funds  will be able to  operate  as  currently described  in the  Prospectus,  or that the  Underlying  Funds  will not have to change their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons"  on  page  29  and   "Diversification   Standards"  above.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied,  if  distributions  begin  before  the  close  of the  calendar  year following the year of the employee's  death to a designated  beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life  expectancy  of the  beneficiary).  If the  designated  beneficiary  is the employee's  surviving  spouse,  distributions  may be delayed until the employee would have reached age 70 1/2.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights  under  a  Section  403(b)  contract  must  be  nonforfeitable.  Numerous limitations  apply to the amount of contributions  that may be made to a Section
403(b)  annuity  contract.  The applicable  limit will depend upon,  among other things,  whether the annuity  contract is  purchased  with  employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) terminates  employment;  (iii) dies; (iv) becomes disabled;  or (v)
incurs a financial  hardship  (earnings may not be  distributed  in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free  rollover to either another  Section  403(b) annuity  contract or to an individual retirement account or annuity (IRA). See "Rollovers" page 31.

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from the new "Roth IRAs" which became available in 1998. (Roth IRAs are described below.)

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000 (except in the case of a rollover contribution). Any refund of premium  must be applied to the payment of future  premiums  or the  purchase of additional benefits.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section 403(b)," page 30. Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each  distribution may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  from a traditional IRA may be eligible for a tax-free rollover to another  traditional IRA. In certain cases, a distribution from a traditional
IRA may be eligible to be rolled over to a retirement  plan qualified under Code
Section 401(a) or a Section 403(b) annuity contract. See "Rollovers," page 31.

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA, a new type of IRA which became  available in 1998.  The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible,  but withdrawals  that meet certain  requirements  are not subject to federal  income tax.  Sale of the  contract  for use with Roth IRAs may be  subject  to  special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain requirements.  Unlike a traditional IRA, Roth IRAs are not subject to minimum required  distribution  rules during the contract  owner's  lifetime.
Generally,  however,  the amount in a remaining  Roth IRA must be distributed by the end of the fifth year after the death of the contract  owner.  Distributions as a result of the  Contractowner's  death may also be made over a beneficiary's life expectancy.

   The IRS has not reviewed the Contract for qualification as a Roth IRA and has not  addressed  in a ruling of  general  applicability  whether a death  benefit provision  such  as the  provision  in  the  Contract  comports  with  Roth  IRA qualification requirements.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
Qualified Plan to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement plan," then the amount so transferred is not includable in income. An
"eligible  rollover  distribution"  generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a  specified  period of at least ten years.  In  addition,  a  required  minimum distribution will not qualify as an eligible rollover  distribution.  A rollover must be completed within 60 days after receipt of the distribution.

   In the case of a Section 403(b) plan, an "eligible  retirement  plan" will be another  Section  403(b)  plan or an  individual  retirement  account or annuity described in Code Section 408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   The owner of an IRA may make a tax-free  rollover  of any portion of the IRA.
The rollover must be completed  within 60 days of the distribution and generally may  only  be made  to  another  IRA.  However,  an  individual  may  receive  a distribution  from  his or her  IRA and  within  60  days  roll  it over  into a retirement  plan qualified  under Code Section 401(a) if all of the funds in the
IRA are  attributable  to a rollover from a Section  401(a) plan.  Similarly,  a distribution from an IRA may be rolled over to a Section 403(b) plan only if all of the funds in the IRA are  attributable  to a rollover  from a Section  403(b)
annuity.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain cases.  Starting  January 1, 1998,  there are two additional exceptions  to the 10% penalty tax on  withdrawals  from IRAs before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING  FUND SHARES -- Security  Benefit is the legal owner of the shares  of  Underlying  Fund  held by the  Subaccounts.  Security  Benefit  will exercise  voting rights  attributable to the shares of each Underlying Fund held in the  Subaccounts at any regular and special  meetings of the  shareholders of the Underlying Fund on matters requiring  shareholder voting under the 1940 Act.
In accordance with its view of presently  applicable law,  Security Benefit will exercise its voting rights based on  instructions  received from persons  having the voting interest in corresponding  Subaccounts.  However,  if the 1940 Act or any regulations  thereunder should be amended, or if the present  interpretation thereof should change,  and as a result Security  Benefit  determines that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting instructions may be given to Security Benefit is determined by dividing your Contract Value in the corresponding Subaccount on a particular  date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC,  Security Benefit reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise  attributable to Owners,  if any, in the same proportion as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer  be  available  for  investment,  or if  Security  Benefit  management believes  further  investment  in shares of any or all of the  Underlying  Funds should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may substitute shares of another  Underlying Fund or of a different fund for  shares  already  purchased,  or to be  purchased  in the  future  under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another investment  company, a series thereof,  or other suitable  investment vehicle.  Security Benefit may establish new Subaccounts in its sole discretion, and will  determine  whether to make any new  Subaccount  available  to existing
Owners.  Security  Benefit may also eliminate or combine one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance  with  applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such  substitution  or change,  Security  Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  de-registered  under  that  Act in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the  allocation of Contract Value among the  Subaccounts and any other  information  required  by law.  Security  Benefit  will also send
confirmations   upon  purchase  payments,   transfers,   and  full  and  partial
withdrawals.  Security  Benefit may confirm certain  transactions on a quarterly basis.  These  transactions  include  purchases  under an  Automatic  Investment
Program,  transfers  under the  Dollar  Cost  Averaging  and Asset  Reallocation
Options, systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Electronic Transfer section of the application or the proper form has been  completed,  signed,  and filed at Security  Benefit's Home
Office. Security Benefit has established procedures to confirm that instructions communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  Security Benefit's  procedures require that any person requesting a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
Security Benefit reserves the right to deny any telephone  transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers,  you authorize Security Benefit to accept and act upon telephonic  instructions for transfers involving your Contract. You agree that neither Security Benefit,  any of its affiliates,  nor any Underlying
Fund,  will be  liable  for any  loss,  damages,  cost,  or  expense  (including attorneys' fees) arising out of any telephone  requests;  provided that Security
Benefit effects such request in accordance  with its procedures.  As a result of this policy on  telephone  requests,  you bear the risk of loss arising from the telephone  transfer  privilege.  Security  Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although  the  Contract  was not  available  for  purchase  until April 2001, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS -- Consolidated  financial  statements of Security Benefit
Life Insurance  Company and  Subsidiaries  at December 31, 2000 and 1999 and for
each of the three years in the period ended  December 31, 2000, are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment  objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS -- AIM Variable Insurance Funds, an open-end series management investment company, is a Delaware business trust.  Currently,  shares of the Trust are sold only to insurance  company  separate  accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

   AIM V.I. CAPITAL  APPRECIATION FUND. AIM V.I. Capital  Appreciation Fund (the
"Fund")  is a  series  portfolio  of the AIM  Variable  Insurance  Funds.  A I M
Advisors, Inc. serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE:  To seek growth of capital. The Fund seeks to meet this objective by investing  principally  in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes  as well as those that have  experienced  above-average,  long-term growth in earnings and have excellent prospects for future growth. The portfolio managers  consider  whether  to sell a  particular  security  when  any of those factors  materially  change.  The Fund may also  invest  up to 25% of its  total assets in foreign securities.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

FEDERATED INSURANCE SERIES -- Federated Insurance Series, an open-end management investment  company,  was established as a Massachusetts  business trust under a
Declaration of trust dated  September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance  companies.  Federated Advisers serves as the investment adviser of the Federated Insurance Series and its portfolios.

   FEDERATED  HIGH INCOME BOND FUND II.  Federated High Income Bond Fund II (the
"Fund") is a portfolio of Federated Insurance Series.

   INVESTMENT OBJECTIVE: To seek high current income by investing primarily in a professionally managed,  diversified portfolio of fixed income securities. While there is no assurance  that the Fund will achieve its investment  objective,  it endeavors to do so by following its investment strategies.  The Fund pursues its investment  objective  by investing in a  diversified  portfolio of  high-yield, lower-rated  corporate  bonds (also known as "junk bonds").  The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable  annuity  contracts and variable life insurance  policies issued by insurance companies.

   FEDERATED FUND FOR U.S.  GOVERNMENT  SECURITIES  II.  Federated Fund For U.S.
Government  Securities  II (the "Fund") is a portfolio  of  Federated  Insurance
Series.

   INVESTMENT  OBJECTIVE:  The Fund seeks to provide current income. While there is no  assurance  that  the Fund  will  achieve  its  investment  objective,  it endeavors to do so by following its investment strategies.  The Fund pursues its investment  objective by investing at least 65% of its assets in U.S. government securities,  including  mortgage  backed  securities  issued by U.S.  government agencies. In addition, the Fund may invest up to 35% of its assets in investment
grade  non-governmental   mortgage  backed  securities.   The  Fund  limits  its
investments to those that would enable it to qualify as a permissible investment for variable  annuity  contracts and variable life insurance  policies issued by insurance companies.

FIDELITY VARIABLE  INSURANCE PRODUCTS FUND II -- The Fidelity Variable Insurance
Products  Fund  II  ("VIP  II") is an  open-end  management  investment  company organized as a  Massachusetts  business  trust on March 21,  1988.  The Fidelity
Variable  Insurance  Products  Fund  II's  shares  are  purchased  by  insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.  Fidelity  Management & Research  Company  ("FMR") is the  investment adviser of VIP II and its portfolios.

   FIDELITY   VIP  II   CONTRAFUND(R)-   SERVICE   CLASS  2.   Fidelity  VIP  II
Contrafund(R)(the  "Fund") is a portfolio of VIP II. Effective  January 1, 2001,
FMR Co., Inc. ("FMRC") will serve as subadviser to the fund. On behalf of VIP II
Contrafund, FMR has entered into subadvisory agreements with Fidelity Management
& Research  (U.K.) Inc.  ("FMR  U.K.") and Fidelity  Management & Research  (Far
East) Inc. ("FMR Far East").  On behalf of VIP II  Contrafund,  FMR Far East has entered into a subadvisory  agreement  with Fidelity  Investments  Japan Limited
("FIJ").

   INVESTMENT OBJECTIVE: To seek long-term appreciation.  The Fund seeks to meet this objective by:

o  Normally investing primarily in common stocks.

o  Investing in  securities  of  companies  whose value it believes is not fully recognized by the public.

o  Investing in domestic and foreign issuers.

o  Investing in either "growth" stocks or "value" stocks or both.

o  Using fundamental  analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   FIDELITY VIP II INDEX 500 - SERVICE  CLASS 2.  Fidelity VIP II Index 500 (the
"Fund") is a portfolio of VIP II. FMRC serves as subadviser to the Fund.

   INVESTMENT OBJECTIVE: To seek investment results that correspond to the total return of common stocks publicly traded in the United States,  as represented by the Standard & Poor's  500(SM) Index (S&P  500(R)).  The Fund seeks to meet this objective by:

o  Normally  investing at least 80% of assets in common  stocks  included in the
   S&P 500.

o  Using   statistical   sampling   techniques   based   on  such   factors   as
   capitalization,  industry exposures,  dividend yield,  price/earnings  ratio, price/book ratio, and earnings growth.

o  Lending securities to earn income for the Fund.

   FIDELITY  VIP II  INVESTMENT  GRADE BOND - SERVICE  CLASS 2.  Fidelity VIP II
Investment  Grade Bond (the  "Fund") is a portfolio  of VIP II. On behalf of VIP
II, FMR has entered into a  sub-advisory  agreement  with  Fidelity  Investments
Money Management, Inc. ("FIMM").

   INVESTMENT  OBJECTIVE:  To seek a high level of current  income as consistent with the preservation of capital. The Fund seeks to meet this objective by:

o  Normally investing in U.S.  dollar-denominated  investment-grade bonds (those of medium and high quality).

o  Managing the Fund to have similar  overall  interest  rate risk to the Lehman
   Brothers Aggregate Bond Index.

o  Allocating assets across different market sectors and maturities.

o  Analyzing a  security's  structural  features  and current  pricing,  trading opportunities, and the credit quality of its issuer to select investments.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- The Fidelity Variable Insurance
Products  Fund III ("VIP  III") is an  open-end  management  investment  company organized as a Massachusetts  business trust on March 14, 1994. VIP III's shares are  purchased  by insurance  companies to fund  benefits  under  variable  life insurance and variable annuity  contracts.  FMR is the investment adviser of VIP
III and its portfolios.

   FIDELITY VIP III GROWTH  OPPORTUNITIES  - SERVICE  CLASS 2.  Fidelity VIP III
Growth  Opportunities  (the "Fund") is a portfolio of VIP III. Effective January
1, 2001, FMRC will serve as subadviser to the portfolio.  On behalf of the Fund,
FMR has entered into  subadvisory  agreements with FMR U.K. and FMR Far East. On behalf of the Fund,  FMR Far East has entered into a subavisory  agreement  with
FIJ.

   INVESTMENT  OBJECTIVE:  To seek to provide capital growth.  The Fund seeks to meet this objective by:

o  Normally investing primarily in common stocks.

o  Potentially investing in other types of securities, including bonds which may be lower-quality debt securities

o  Investing in domestic and foreign issuers

o  Investing in either "growth" stocks or "value" stocks or both.

o  Using fundamental  analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS  TRUST -- Franklin  Templeton
Variable Insurance Products Trust is an open-end  management  investment company organized  as a  Massachusetts  business  trust  on  April  26,  1988.  Franklin
Templeton  Variable  Insurance  Products Trust shares are purchased by insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.

   FRANKLIN SMALL CAP FUND CLASS 2. Franklin Small Cap Fund Class 2 (the "Fund")
is a portfolio of the Franklin  Templeton  Variable  Insurance  Products  Trust.
Franklin Advisers, Inc. serves as the investment manager for the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term capital growth. Under normal market conditions,  the Fund will invest at least 65% of its total assets in the equity securities of U.S. small  capitalization  (small cap) companies.  For this Fund, small cap companies are those companies with market cap values not exceeding (i)
$1.5  billion;  or (ii) the highest  market cap value in the Russell 2000 Index;
whichever  is  greater,  at the  time of  purchase.  In  addition,  to its  main investments,  the Fund may invest in equity securities of larger companies. When suitable opportunities are available, the Fund may also invest in initial public offerings of  securities,  and may invest a very small  portion of its assets in private or illiquid securities, such as late stage venture capital financings.

THE NEUBERGER BERMAN ADVISERS  MANAGEMENT TRUST -- The Neuberger Berman Advisers
Management Trust is a diversified,  open-end  management  company organized as a
Delaware business trust on May 23, 1994.  Portfolios of the Trust are offered to insurance  companies  to serve as an  investment  vehicle  under their  variable annuity  and  variable  life  insurance  contracts.  The  investment  manager is
Neuberger Berman Management,  Inc. in connection with Neuberger Berman,  LLC, as sub-adviser.

   MF NEUBERGER &  BERMAN GUARDIAN TRUST. The MF Neuberger & Berman Guardian
Trust  (the  "Fund") is a series of the  Neuberger  Berman  Advisers  Management
Trust.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital;  current income is a secondary goal. To pursue these objectives,  the Fund invests mainly in common stocks of large capitalization companies. Because the managers tend to find that undervalued  stocks may be more  common in certain  sectors of the  economy at a given time, the Fund may emphasize those sectors.

   The  Fund  seeks to  reduce  risk by  diversifying  among a large  number  of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

   NEUBERGER BERMAN PARTNERS. Neuberger Berman Partners (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

   INVESTMENT  OBJECTIVE:  To seek growth of capital.  To pursue this objective, the  Fund  invests  mainly  in  common  stocks  of  mid-to-large  capitalization companies.  The Fund seeks to reduce risk by  diversifying  among many companies and industries.  The managers look for well-managed companies whose stock prices are believed to be undervalued.

THE  RYDEX  VARIABLE  TRUST -- The  Rydex  Variable  Trust,  a  non-diversified, open-end investment company,  was organized as a Delaware business trust on June
11, 1998. Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans.  Rydex Global  Advisors  serves as investment  adviser and manager of the portfolios of the Trust.

   RYDEX U.S.  GOVERNMENT MONEY MARKET FUND. Rydex U.S.  Government Money Market
Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek security of principal, high current income, and liquidity.  The Fund invests  primarily in money  market  instruments  issued or guaranteed as to principal and interest by the U.S. Government,  its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by
U.S. Government securities.

   RYDEX  ARKTOS  FUND.  Rydex Arktos Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:  To  seek  investment  results  that  will  match  the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM). Unlike a traditional index fund, the Fund's  benchmark is to perform  exactly  opposite the NASDAQ 100 Index(TM), and the Fund will not own the securities included in the Index.  Instead, as its primary investment  strategy,  the Fund engages to a significant extent in short sales of  securities,  futures  contracts  and options on:  securities,  futures contracts,  and  stock  indexes.  On a day to day  basis,  the Fund  holds  U.S.
Government securities to collateralize these futures and options contracts.  The
Fund may also enter into repurchase agreements.

   RYDEX  NOVA  FUND.  Rydex  Nova  Fund (the  "Fund")  is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek investment results that match the performance of a specific  benchmark on a daily basis. The Fund's current  benchmark is 150%
of the performance of the S&P 500 Index(R). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index.  When the value of the S&P 500 Index declines,  the value of the Fund's  shares should also decrease on a daily basis by 150% of the value of any  decrease in the Index  (e.g.,  if the S&P 500 Index goes down by 5%, the value of the Fund's  shares  should go down by 7.5% on that day). Unlike a traditional index fund, as its primary investment  strategy,  the
Fund invests to a significant extent in leveraged  instruments,  such as futures contracts and options on securities,  futures contracts,  and stock indices,  as well as equity  securities.  Futures  and options  contracts  enable the Fund to pursue its objective  without investing  directly in the securities  included in the benchmark,  or in the same proportion that those  securities are represented in that  benchmark.  On a  day-to-day  basis,  the Fund  holds  U.S.  Government securities  or cash  equivalents  to  collateralize  these  futures  and options contracts. The Fund also may enter into repurchase agreements.

   RYDEX OTC FUND. Rydex OTC Fund (the "Fund") is a series of the Rydex Variable
Trust.

   INVESTMENT  OBJECTIVE:  To  seek  investment  results  that  correspond  to a benchmark for over-the-counter  securities.  The Fund's current benchmark is the
NASDAQ 100 Index(R) (the "Index").  If the Funds meets its objective,  the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ
100 Index  declines,  the value of the Fund's  shares  should also decrease on a daily basis by the amount of the decease in value of the Index. The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other  instruments  whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.  The Fund
may  also  purchase  U.S.  Government   securities  and  enter  into  repurchase
agreements.

   RYDEX  URSA  FUND.  Rydex  Ursa  Fund (the  "Fund")  is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:   To  seek  investment  results  that  will  inversely
correlate to the  performance  of the S&P 500 Index (the  "Index").  If the Fund
meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is  decreasing.  When the value of the
S&P 500 Index is  increasing,  however,  the value of the Fund's  shares  should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P
500 Index goes up by 5%, the value of the Fund's  share  should go down by 5% on that day).  Unlike a traditional  index fund, the Fund's benchmark is to perform exactly  opposite  the S&P 500 Index,  and the Fund will not own the  securities included in the Index.  Instead,  as its primary investment  strategy,  the Fund invests to a significant  extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S.
Government  securities or cash  equivalents to  collateralize  these futures and options  contracts.  The Fund may  enter  into  repurchase  agreements  and sell securities short.

   RYDEX LARGE CAP EUROPE  FUND.  Rydex Large Cap Europe Fund (the  "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek  investment  results  that  correlate  to the performance of a specific  benchmark.  The Fund's  current  benchmark is the Dow
Jones  Stoxx 50SM Index  ("Stoxx 50 Index").  The Fund  invests  principally  in securities  of  companies  included  on the  Stoxx  50  Index  and in  leveraged instruments,  such as  futures  contracts  and  options on  securities,  futures contracts,  and stock indices.  Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing  the Fund's  exposure to the securities  included in its benchmark or to securities whose  performance is highly correlated to its benchmark.  The Fund's investment  adviser will attempt to  consistently  apply leverage to increase the Fund's  exposure to 125% of the
Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.  The Fund also may enter into equity swap transactions and repurchase agreements.

   RYDEX  LARGE CAP JAPAN  FUND.  Rydex  Large Cap Japan Fund (the  "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek  investment  results  that  correlate  to the performance of a specific  benchmark.  The Fund's current benchmark is the Topix
100 Index. The Fund invests  principally in securities of companies  included on the Topix 100 Index and in leveraged instruments,  such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts,  if used  properly,  may  enable  the Fund to meet its  objective  by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly  correlated to its benchmark.  The Fund's investment  adviser will attempt to consistently  apply leverage to increase the
Fund's exposure to 125% of the Topix 100 Index.  The Fund holds U.S.  Government securities  or cash  equivalents  to  collateralize  these  futures  and options contracts.  The Fund also may enter into equity swap transactions and repurchase agreements.

   RYDEX BANKING FUND.  Rydex Banking Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the banking sector,  including  commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").  The
Fund invests substantially all of its assets in a portfolio of equity securities of Banking  Companies  that are traded in the United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX BASIC  MATERIALS  FUND.  Rydex Basic  Materials  Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in the mining,  manufacture, or sale of basic materials, such as lumber, steel,  iron,  aluminum,  concrete,  chemicals  and  other  basic  building  and
manufacturing   materials  ("Basic  Materials  Companies").   The  Fund  invests
substantially  all of its assets in a portfolio  of equity  securities  of Basic
Materials  Companies  that are  traded in the United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX  BIOTECHNOLOGY  FUND. Rydex Biotechnology Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development,  genetic or other biological  engineering,  and in the design,  manufacture,  or sale of related  biotechnology  products  or  services
("Biotechnology Companies"). The Fund invests substantially all of its assets in a portfolio of equity  securities of Biotechnology  Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

   RYDEX CONSUMER  PRODUCTS FUND. Rydex Consumer Products Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in  manufacturing  finished  goods and services  both  domestically  and internationally ("Consumer Products Companies").  The Fund invests substantially all of its assets in a  portfolio  of equity  securities  of  Consumer  Products
Companies  that are traded in the  United  States.  The Fund may also  invest in futures and options transactions,  purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX  ELECTRONICS  FUND. Rydex  Electronics Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies
that  are  involved  in  the   electronics   sector,   including   semiconductor
manufacturers  and  distributors,  and  makers and  vendors of other  electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in a portfolio of equity  securities of Electronics  Companies that are traded in the United  States.  The Fund may also  invest in futures and options transactions,  purchase ADRs and U.S. Government  securities,  and enter into repurchase agreements.

   RYDEX  ENERGY  FUND.  Rydex Energy Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies involved  in the  energy  field,  including  the  exploration,  production,  and development  of oil,  gas,  coal and  alternative  sources  of  energy  ("Energy
Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United States.  The
Fund may also invest in futures and options transactions, purchase ADRs and U.S.
Government securities, and enter into repurchase agreements.

   RYDEX ENERGY  SERVICES  FUND.  Rydex Energy  Services  Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the energy  services  field,  including  those that provide services  and  equipment  in the areas of oil,  coal,  and gas  exploration  and production ("Energy Services Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

   RYDEX FINANCIAL  SERVICES FUND. Rydex Financial Services Fund (the "Fund") is
a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the financial services sector,  including commercial banks, savings and loan associations,  insurance companies,  brokerage  companies,  and real estate and leasing companies  ("Financial  Services  Companies").  The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Financial  Services Companies that are traded in the United States. The Fund may also  invest  in  futures  and  options  transactions,  purchase  ADRs  and U.S.
Government  securities,   and  enter  into  repurchase  agreements.   Under  SEC
regulations,  the Fund may not  invest  more than 5% of its total  assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

   RYDEX  HEALTH CARE FUND.  Rydex  Health Care Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the health care  industry  ("Health Care  Companies").  The
Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the United States. The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX  INTERNET  FUND.  Rydex  Internet  Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  The Fund seeks capital  appreciation  by investing in companies  that  provide  products  or services  designed  for or related to the
Internet  ("Internet  Companies").  The Fund  invests  substantially  all of its assets in equity securities of Internet  Companies that are traded in the United
States.  Internet  Companies  are  involved in all aspects of  research,  design development,  manufacturing or distribution of products or services for use with
the  Internet  or  Internet-related   businesses.  Such  companies  may  provide
information  or  entertainment  services over the  Internet;  sell or distribute goods  and  services  over  the  Internet;  provide  infrastructure  systems  or otherwise provide hardware, software or support which impacts Internet commerce;
or provide Internet access to consumers and businesses.  Internet  Companies may also include  companies that provide  intranet and extranet  services.  The Fund will  maintain  an adequate  representation  of the  various  industries  in the
Internet sector.  The Fund may also engage in futures and options  transactions, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

   RYDEX LEISURE FUND.  Rydex U.S.  Leisure Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in leisure and entertainment  businesses,  including hotels and resorts, casinos,  radio and  television  broadcasting  and  advertising,  motion picture
production,  toys  and  sporting  goods  manufacture,   musical  recordings  and
instruments, alcohol and tobacco, and publishing ("Leisure Companies"). The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Leisure Companies that are traded in the United States. The Fund may also invest
in  futures  and  options  transactions,   purchase  ADRs  and  U.S.  Government
securities, and enter into repurchase agreements.

   RYDEX  PRECIOUS  METALS FUND.  Rydex  Precious  Metals Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  The Fund seeks to  provide  capital  appreciation  by investing in U.S. and foreign companies that are involved in the precious metals sector,  including exploration,  mining,  production and development,  and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially  all of  its  assets  in  equity  securities  of  Precious  Metals
Companies that are traded in the United States and foreign  countries.  Precious metals include gold, silver, platinum and other precious metals. Precious Metals
Companies include precious metal  manufacturers;  distributors of precious metal products,  such  as  jewelry,  metal  foil or  bullion;  mining  and  geological exploration  companies;  and companies which provide services to Precious Metals
Companies.  The  Fund may also  engage  in  futures  and  options  transactions, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

   RYDEX  RETAILING  FUND.  Rydex Retailing Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in  merchandising  finished  goods and  services,  including  department stores,  restaurant  franchises,  mail  order  operations  and  other  companies involved in selling  products to  consumers  ("Retailing  Companies").  The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Retailing  Companies  that are  traded in the United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX  TECHNOLOGY FUND. Rydex Technology Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the  technology  sector,  including  computer  software and
service    companies,     semiconductor     manufacturers,     networking    and
telecommunications   equipment   manufacturers,   PC  hardware  and  peripherals
companies  ("Technology  Companies").  The Fund invests substantially all of its assets in a portfolio of equity  securities  of  Technology  Companies  that are traded in the United  States.  The Fund may also  invest in futures  and options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

   RYDEX  TELECOMMUNICATIONS FUND. Rydex Telecommunications Fund (the "Fund") is
a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in the development,  manufacture,  or sale of communications services or communications  equipment  ("Telecommunications  Companies").  The Fund  invests substantially  all  of  its  assets  in a  portfolio  of  equity  securities  of
Telecommunications  Companies that are traded in the United States. The Fund may also  invest  in  futures  and  options  transactions,  purchase  ADRs  and U.S.
Government  securities,  and enter into  repurchase  agreements.  Although  many established  Telecommunications  Companies pay an  above-average  dividend,  the
Fund's  investment  decisions are primarily based on growth potential and not on income.

   RYDEX TRANSPORTATION FUND. Rydex Transportation Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture,  distribution, or sale of transportation equipment ("Transportation
Companies").  The Fund invests substantially all of its assets in a portfolio of equity  securities  of  Transportation  Companies  that are traded in the United
States. The Fund may also invest in futures and options  transactions,  purchase
ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX  UTILITIES  FUND.  Rydex Utilities Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  The Fund seeks capital  appreciation  by investing in companies  that  operate  public  utilities  ("Utilities  Companies").  The Fund invests  substantially  all of its  assets in  equity  securities  of  Utilities
Companies that are traded in the United States.  Utilities Companies may include companies involved in the manufacturing,  production, generation,  transmission, distribution or sales of gas or electric energy;  water supply, waste and sewage disposal;  and  companies  that receive a majority of their  revenues from their public  utility  operations.  The Fund may also  engage in futures  and  options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by Security Benefit.

   SERIES D (OPPENHEIMERFUNDS  GLOBAL). Series D (OppenheimerFunds  Global) (the
"Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security
Management Company, LLC, a wholly owned subsidiary of Security Benefit. Security
Management   Company   has   entered   into  a   sub-advisory   agreement   with
OppenheimerFunds, Inc., which serves as the sub-adviser to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

   To lower the  risks of  foreign  investing,  such as  currency  fluctuations,
OppenheimerFunds  diversifies broadly across countries and industries.  The Fund can buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities  prices and foreign  currencies  and to adjust its exposure to certain markets.

STRONG OPPORTUNITY FUND II -- Strong Opportunity Fund II, Inc. (the "Fund") is a
diversified, open-end management investment company. Shares of the Fund are only offered and sold to the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital growth. The Fund invests primarily in stocks of  medium-capitalization  companies that the Fund's manager believes are under-priced,  yet have  attractive  growth  prospects.  The  manager  bases his analysis on a company's  "private market  value"--the price an investor would be willing to pay for the entire company given its  management,  financial  health, and growth  potential.  The manager  determines a company's private market value based on a fundamental  analysis of a company's  cash flows,  asset  valuations, competitive  situation,  and franchise value. To a limited extent,  the Fund may also invest in foreign  securities.  The manager may sell a stock when its price no longer  compares  favorably  with the company's  private  market  value.  The manager  may  invest  up to  30% of the  Fund's  assets  in  cash  or  cash-type securities  (high-quality,  short-term debt securities  issued by  corporations, financial  institutions,  or  the  U.S.  government)  as a  temporary  defensive position to avoid losses during adverse market conditions. This could reduce the benefit  to the fund if the  market  goes  up.  In this  case,  the fund may not achieve its investment goal.

FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS  TRUST -- Franklin  Templeton
Variable Insurance Products Trust is an open-end  management  investment company organized  as a  Massachusetts  business  trust  on  April  26,  1988.  Franklin
Templeton  Variable  Insurance  Products Trust shares are purchased by insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.

   TEMPLETON  DEVELOPING MARKETS  SECURITIES FUND CLASS 2. Templeton  Developing
Markets  Fund Class 2 (the  "Fund") is a  portfolio  of the  Franklin  Templeton
Variable Insurance Products Trust. Templeton Asset Management Ltd. serves as the investment manager for the Fund.

   INVESTMENT OBJECTIVE:  To seek long-term capital  appreciation.  Under normal market  conditions,  the Fund will  invest  at least 65% of its total  assets in emerging market equity securities.  Emerging market securities generally include equity securities that trade in emerging markets or are issued by companies that derive  significant  revenue from goods,  services,  or sales produced,  or have their principal activities or significant assets, in emerging market countries.

   Emerging market countries  generally  include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or
the  countries'  authorities.  These  countries  are  typically  located  in the
Asia-Pacific region,  Eastern Europe, Central and South America, and Africa. The
Fund  may  from  time  to  time  have  significant  investments  in one or  more countries.

   In addition to its main  investments,  the Fund may invest  significantly  in securities of issuers in developed market countries.

   TEMPLETON INTERNATIONAL SECURITIES FUND CLASS 2. Templeton International Fund
Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance
Products  Trust.  Templeton  Investment  Counsel,  Inc. serves as the investment manager for the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term capital growth. Under normal market conditions,  the Fund will  invest  at least  65% of its total  assets in equity securities of companies  located  outside the U.S.,  including those in emerging markets.  While there are no set percentage targets,  the Fund generally invests in large to medium cap companies with market  capitalization values (share price multiplied  by the number of common  stock shares  outstanding)  greater than $2 billion.